Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Tax effects of temporary differences deferred tax assets and deferred tax liabilities
Allowance for loan losses	$ 1,470	$ 1,195
Net operating loss carryforward	598	727
Capital loss carryforward	35	35
Other	109	147
Deferred tax assets, Gross	2,212	2,104
Valuation allowance on deferred tax assets	(35)	(35)
Deferred tax assets	2,177	2,069
Premises and equipment	(399)	(389)
Federal Home Loan Bank stock dividends	(736)	(736)
Deferred loan fees	(173)	(121)
Unrealized gain on securities available for sale	(960)	(736)
Prepaid expenses	(120)	(83)
Other	(265)	(206)
Deferred tax liabilities	(2,653)	(2,271)
Net deferred tax liability	$ (476)	$ (202)